Remeasurement items affecting operating profit - Remeasurement Items (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Remeasurement items
Impairment loss	R 77	R 34,200	R 112,736
Reversal of impairment loss	(1,520)	(5,468)
(Profit)/loss on disposals	(8,460)	(5,520)	(715)
Write-off of unsuccessful exploration wells		6	(43)
Remeasurement items per income statement	(9,903)	23,218	111,978
Tax impact	702	(7,771)	(26,399)
Tax impact of impairment of assets	(2)	(9,513)	(26,179)
Tax impact of reversal of impairment of assets	421	1,228
Tax impact of profit/loss on disposals and sale and leaseback transactions	283	516	(226)
Tax impact of write-off of unsuccessful exploration wells		(2)	6
Non-controlling interest effect	(20)	1	(931)
Effect of remeasurement items for equity accounted investments		23
Total remeasurement items for the group, net of tax	(9,221)	15,471	84,648
Property, plant and equipment
Remeasurement items
Impairment loss	70	33,973	108,575
Reversal of impairment loss	(1,505)	(5,440)
Property plant and equipment disposed by sale
Remeasurement items
(Profit)/loss on disposals	(67)	(96)	25
Property plant and equipment scrapped
Remeasurement items
(Profit)/loss on disposals	3,366	269	796
Right of use assets
Remeasurement items
Impairment loss	6	35	3,322
Reversal of impairment loss	(15)	(2)
Other intangible assets
Remeasurement items
Impairment loss	1	80	839
Reversal of impairment loss		(26)
(Profit)/loss on disposals	2	(130)
Equity accounted investments
Remeasurement items
Impairment loss		112
Other assets
Remeasurement items
(Profit)/loss on disposals		52	148
Businesses disposed of
Remeasurement items
(Profit)/loss on disposals	(11,850)	R (5,615)	R (1,684)
Sale and leaseback transactions
Remeasurement items
(Profit)/loss on disposals	R 89